Advisors Preferred Trust

Hundredfold Select Alternative Fund

Investors Class Shares

Hundredfold Select Alternative Fund

Service Class Shares

Incorporated herein by reference is the definitive version of the prospectus for the Hundredfold Select Alternative Fund - Investors Class Shares and Service Class Shares filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 9, 2021 (SEC Accession No. 0001580642-21-003067).